UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                Investment Company Act file number  (811-05037)
                                                    -----------

                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ----------------------------------
               (Exact name of registrant as specified in charter)

                            615 EAST MICHIGAN STREET
                            ------------------------
                              MILWAUKEE, WI 53202
                              -------------------
              (Address of principal executive offices) (Zip code)

                                ROBERT M. SLOTKY
                                ----------------
                       PROFESSIONALLY MANAGED PORTFOLIOS
                       ---------------------------------
                        2020 E. FINANCIAL WAY, STE. 100
                        -------------------------------
                               GLENDORA, CA 91741
                               ------------------
                    (Name and address of agent for service)

                                 (414) 765-5344
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end: MARCH 31, 2006
                         --------------

Date of reporting period:  JUNE 30, 2005
                           -------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                            HESTER TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at June 30, 2005 (Unaudited)

      SHARES                                                      VALUE
      ------                                                      -----
COMMON STOCKS: 84.0%
AUTOMOBILES: 0.9%
       1,600   Toyota Motor Corp. - ADR                         $   114,384
                                                                -----------
BANKS: 1.6%
       5,000   Washington Mutual, Inc.                              203,450
                                                                -----------
CAPITAL GOODS: 11.4%
      10,500   General Electric Co.                                 363,825
       3,000   Parker Hannifin Corp.                                186,030
       2,900   Rockwell Automation, Inc.                            141,259
      11,300   Tyco International, Ltd.                             329,960
       5,000   W.W. Grainger, Inc.                                  273,950
       4,500   York International Corp.                             171,000
                                                                -----------
                                                                  1,466,024
                                                                -----------
COMMERCIAL SERVICES & SUPPLIES: 5.3%
       8,500   ADESA, Inc.                                          185,045
      11,000   Cendant Corp.                                        246,070
       6,700   Waste Connections, Inc.*<F1>                         249,843
                                                                -----------
                                                                    680,958
                                                                -----------
CONSUMER DURABLES & APPAREL: 5.0%
       6,000   Brunswick Corp.                                      259,920
       4,500   Jones Apparel Group, Inc.                            139,680
      10,000   Koninklijke Philips Electronics N.V. - ADR           251,900
                                                                -----------
                                                                    651,500
                                                                -----------
CONTAINERS & PACKAGING: 1.8%
       5,000   Owens-Illinois, Inc.*<F1>                            125,250
       5,000   Pactiv Corp.*<F1>                                    107,900
                                                                -----------
                                                                    233,150
                                                                -----------
DIVERSIFIED FINANCIALS: 6.8%
       2,200   Affiliated Managers Group, Inc.*<F1>                 150,326
       8,000   Bank of New York Co., Inc.                           230,240
      10,666   Citigroup, Inc.                                      493,089
                                                                -----------
                                                                    873,655
                                                                -----------
ENERGY: 7.5%
       2,250   Apache Corp.                                         145,350
       6,400   Baker Hughes, Inc.                                   327,424
       4,600   ConocoPhillips                                       264,454
       4,000   Exxon Mobil Corp.                                    229,880
                                                                -----------
                                                                    967,108
                                                                -----------
FOOD BEVERAGE & TOBACCO: 2.9%
       6,000   The Coca-Cola Co.                                    250,500
      11,000   Del Monte Foods Co.*<F1>                             118,470
                                                                -----------
                                                                    368,970
                                                                -----------
HEALTH CARE EQUIPMENT & SERVICES: 6.6%
       3,500   C.R. Bard, Inc.                                      232,785
      11,000   Dendrite International, Inc.*<F1>                    151,800
       2,750   DENTSLPY International, Inc.                         148,500
       7,000   Possis Medical, Inc.*<F1>                             70,910
       4,600   Quest Diagnostics, Inc.                              245,042
                                                                -----------
                                                                    849,037
                                                                -----------
HOUSEHOLD DURABLES: 0.8%
       3,500   Blyth, Inc.                                           98,175
                                                                -----------
INSURANCE: 1.4%
       3,100   American International Group, Inc.                   180,110
                                                                -----------
MACHINERY: 0.7%
       2,600   Briggs & Stratton Corp.                               90,012
                                                                -----------
MATERIALS: 1.1%
       7,000   Sensient Technologies Corp.                          144,270
                                                                -----------
MEDIA: 4.6%
       6,000   Comcast Corp. - Special Class A*<F1>                 179,700
       4,200   Lamar Advertising Co. - Class A*<F1>                 179,634
       7,500   Viacom, Inc. - Class B                               240,150
                                                                -----------
                                                                    599,484
                                                                -----------
MULTI-UTILITIES & UNREGULATED POWER: 0.9%
       4,200   MDU Resources Group, Inc.                            118,314
                                                                -----------
PHARMACEUTICALS & BIOTECHNOLOGY: 4.4%
       4,500   Johnson & Johnson                                    292,500
      10,000   Pfizer, Inc.                                         275,800
                                                                -----------
                                                                    568,300
                                                                -----------
RETAILING: 1.0%
       5,500   Claire's Stores, Inc.                                132,275
                                                                -----------
SEMICONDUCTORS: 3.0%
      10,000   Altera Corp.*<F1>                                    198,200
       7,500   Intel Corp.                                          195,450
                                                                -----------
                                                                    393,650
                                                                -----------
SOFTWARE & SERVICES: 10.2%
       2,500   Autodesk, Inc.                                        85,925
      10,000   First Data Corp.                                     401,400
       2,500   Global Payments, Inc.                                169,500
       6,000   Microsoft Corp.                                      149,040
      17,400   Oracle Corp.*<F1>                                    229,680
      20,000   Perot Systems Corp. - Class A*<F1>                   284,400
                                                                -----------
                                                                  1,319,945
                                                                -----------
TECHNOLOGY HARDWARE & EQUIPMENT: 3.2%
      11,008   Hewlett-Packard Co.                                  258,798
       2,100   International Business Machines Corp.                155,820
                                                                -----------
                                                                    414,618
                                                                -----------
TEXTILES, APPAREL & LUXURY GOODS: 0.5%
       1,500   Polo Ralph Lauren Corp.                               64,665
                                                                -----------
UTILITIES: 2.4%
       4,500   Equitable Resources, Inc.                            306,000
                                                                -----------
TOTAL COMMON STOCKS                                              10,838,054
  (Cost $8,344,380)                                             -----------

SHORT-TERM INVESTMENT: 16.0%
   2,062,153   Federated Cash Trust Money Market                  2,062,153
                 (Cost $2,062,153)                              -----------
                                                                  2,062,153
                                                                -----------
TOTAL INVESTMENTS IN SECURITIES
  (Cost $10,406,533): 100.0%                                     12,900,207
Other Assets in Excess of Liabilities: 0.0%                             159
                                                                -----------
NET ASSETS: 100.0%                                              $12,900,366
                                                                -----------
                                                                -----------

ADR-American Depository Receipt.
*<F1>     Non-income producing security.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds' most recent semi-annual or annual report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Professionally Managed Portfolios

     By (Signature and Title)*<F2> /s/ Robert M. Slotky
                                   --------------------
                                   Robert M. Slotky, President

     Date August 22, 2005
          ---------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)*<F2> /s/Robert M. Slotky
                                   -------------------
                                   Robert M. Slotky, President

     Date August 22, 2005
          ---------------

     By (Signature and Title)*<F2> /s/Eric W. Falkeis
                                   ------------------
                                   Eric W. Falkeis, Treasurer

     Date August 22, 2005
          ---------------

*<F2> Print the name and title of each signing officer under his or her signature.